Derivatives - Nominal values and average hedge ratio for derivatives (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
USD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,198.11	1,143.95
JPY
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	10.13	10.53
EUR
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,336.97	1,288.52
GBP
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,484	1,484
AUD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	812.44	817.06
CAD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	948.79	868.95
SGD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	859.87	859.87
CNY
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	190.96	174.4
SEK
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	125.49	124.85